Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-13184
Entity Registrant Name	TECK RESOURCES LIMITED
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1400
Entity Address, Address Line One	Suite 3300 – 550 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 0B3
Entity Address, Country	CA
City Area Code	604
Local Phone Number	699-4000
Title of 12(b) Security	Class B subordinate voting shares
Trading Symbol	TECK
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0000886986
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,765,503
Class B Subordinate Voting Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	526,448,506
3.750% Notes Due 2023
Document Information [Line Items]
Security Reporting Obligation	15(d)
3.900% Notes due 2030
Document Information [Line Items]
Security Reporting Obligation	15(d)
6.125% Notes Due 2035
Document Information [Line Items]
Security Reporting Obligation	15(d)
6.000% Notes Due 2040
Document Information [Line Items]
Security Reporting Obligation	15(d)
6.25% Notes Due 2041
Document Information [Line Items]
Security Reporting Obligation	15(d)
5.200% Notes Due 2042
Document Information [Line Items]
Security Reporting Obligation	15(d)
5.400% Notes Due 2043
Document Information [Line Items]
Security Reporting Obligation	15(d)